Note Loans Components of Net Financing Leases) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Leases Abstract
Total Minimum Lease Payments	$ 601,317	$ 548,438
Estimated residual value of leased property	210,761	175,458
Deferred origination costs, net of fees	8,309	8,553
Unearned financing income	117,296	103,433
Capital Leases, Investment In Direct Financing Leases	703,091	629,016
Capital Leases - Allowance for loan losses	7,677	11,022
Capital Leases, Net Investment in Direct Financing Leases, Total	$ 695,414	$ 617,994